INCOME FROM CONTRACTS WITH CUSTOMERS - Income and Expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income From Contract With Customers [Abstract]
Commissions on banking services	$ 3,006,506	$ 2,718,482	$ 2,567,704
Fees on credit cards	1,364,244	1,187,716	1,112,319
Pension and severance fund management	1,129,391	987,323	926,771
Trust activities	334,910	312,901	311,837
Storage services	161,298	156,638	169,815
Commissions on drafts, checks and checkbooks	50,026	49,645	60,768
Office network services	24,618	30,220	42,639
Other commissions	12,350	10,457	10,272
Total income for commission and fees	6,083,343	5,453,382	5,202,125
Banking Services	(311,098)	(307,191)	(332,811)
Sales and Services Commissions	(184,481)	(171,680)	(119,987)
Fees paid to pension funds sales forces	(94,285)	(75,130)	(74,531)
Information Processing Services of Operators	(17,969)	(22,525)	(23,039)
Offices Network Services	(8,508)	(23,040)	(29,874)
Collection Service of Contributions to Financial Entities	(1,177)	(7,110)	(5,618)
Banks Guarantees	(18)	(128)	(88)
Fiduciary Businesses	(61)	(46)	(41)
Credit Cards	(6)	(12)	(2)
Other	(10,396)	(6,901)	(37,123)
Total expenses from commissions and fees	(627,999)	(613,763)	(623,114)
Net commission and fee income	$ 5,455,344	$ 4,839,619	$ 4,579,011